Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 4 – Inventory

Inventory consisted of the following:

	December 31,	December 31,
	2016	2015

Raw materials	$822,538	$539,704
Finished products	282,783	533,831
Work in process	153,261	173,943
Subtotal	1,258,582	1,247,478
Inventory reserve	(59,832)	(150,430)
Total	$1,198,750	$1,097,048